Derivative Instruments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014 instrument	Dec. 31, 2013 instrument	Dec. 31, 2012
Derivative Instruments
Rarely exceeded margin-to-equity ratio (as a percent)	25.00%
Monthly average number of derivative instruments bought and sold	70,438	112,023
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 45,998,732	$ 18,480,883	$ 22,266,105
Agriculturals
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	4,048,911	4,293,821	(3,869,332)
Currencies
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	12,825,420	2,122,143	(4,935,784)
Energy
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	10,731,474	(23,395,558)	(3,960,783)
Interest rates
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	32,913,449	(24,374,049)	14,926,969
Meats
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	3,446,508	1,088,278	(1,467,087)
Metals
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(7,747,986)	4,917,479	(12,997,845)
Soft commodities
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	3,171,146	617,412	354,779
Stock indices contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ (13,390,190)	$ 53,211,357	$ 34,215,188